Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Invesco Select Risk Moderately Conservative Investor Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds (ETFs) and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 30%-50% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-70% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 5%-20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.The Fund may also allocate up to 100% of its assets to affiliated or unaffiliated ETFs.The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. The Fund may also use other types of derivatives that are consistent with its investment objective and investment strategies. In addition, the Fund will gain exposure to derivatives through its investment in underlying funds.The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without notice to, or approval by, shareholders.In attempting to meet their investment objectives or to manage subscription and redemption requests, certain underlying funds engage in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing.An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The principal risks of investing in the Fund and the underlying funds are:Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of an underlying fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities.Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates.Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying adebt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, the Fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon repurchase price of those securities. When an underlying fund uses a dollar roll transaction, it is also subject to the risk that the other party to the agreement will not be able to perform. If the broker/dealer to whom an underlying fund sells securities becomes insolvent, an underlying fund’s right to purchase or repurchase securities may be restricted. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio because an underlying fund makes a commitment to purchase a security at a future date for an agreed upon price. Leverage may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover rate because they generally are rolled over every month. Increased portfolio turnover may result in increased brokerage costs which may lower an underlying fund’s actual return.LIBOR Transition Risk. An underlying fund invests in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on an underlying fund or the instruments in which an underlying fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to an underlying fund.Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.Investing in Stocks Risk. The value of an underlying fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, the use of currency forward contracts could reduce performance if there are unanticipated changes in currency exchange rates.Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede an underlying fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.Small- and Mid-Capitalization Companies Risks. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for an underlying fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all. An underlying fund measures the market capitalization of an issuer at the time of investment.When-Issued, Delayed Delivery and Forward Commitment Risks.When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of an announcement by the Internal Revenue Service (IRS), an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of underlying fund’s shares.Geographic Focus Risk. An underlying fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.Industry and Sector Focus. An underlying fund may from time to time have a significant amount of its assets invested in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that an underlying fund has a significant amount of its assets invested in a particular industry or sector, its share values may fluctuate in response toevents affecting that industry or sector. To some extent that risk may be limited by an underlying fund’s policy of not concentrating its investments in any one industry.Management Risk. The Fund is actively managed and depends heavily on its Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. Similarly, certain underlying funds are actively managed and depend heavily on their advisers’ judgments about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for their portfolios. The Fund and certain underlying funds could experience losses if these judgments prove to be incorrect. Because the investment process of the Fund relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Similarly, because the investment processes of certain underlying funds rely heavily on their security selection processes, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on certain underlying funds’ net asset values. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and underlying funds and, therefore, their abilities to achieve their investment objectives.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of broad measures of market performance and an additional index with characteristics relevant to the Fund.The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.Updated performance information is available on the Fund's website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of broad measures of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A sharesPeriod EndingReturnsBest QuarterJune 30, 202011.03%Worst QuarterMarch 31, 2020-12.71%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Select Risk Moderately Conservative Investor Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 646
3 Years	rr_ExpenseExampleYear03	851
5 Years	rr_ExpenseExampleYear05	1,072
10 Years	rr_ExpenseExampleYear10	1,707
1 Year	rr_ExpenseExampleNoRedemptionYear01	646
3 Years	rr_ExpenseExampleNoRedemptionYear03	851
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,072
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,707
2011	rr_AnnualReturn2011	3.77%
2012	rr_AnnualReturn2012	11.28%
2013	rr_AnnualReturn2013	5.58%
2014	rr_AnnualReturn2014	5.01%
2015	rr_AnnualReturn2015	(3.07%)
2016	rr_AnnualReturn2016	6.63%
2017	rr_AnnualReturn2017	7.87%
2018	rr_AnnualReturn2018	(4.50%)
2019	rr_AnnualReturn2019	14.39%
2020	rr_AnnualReturn2020	10.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.71%)
1 Year	rr_AverageAnnualReturnYear01	4.15%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Invesco Select Risk Moderately Conservative Investor Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	$ 278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	1,864
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,864
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Invesco Select Risk Moderately Conservative Investor Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,511
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Invesco Select Risk Moderately Conservative Investor Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	498
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	6.83%
10 Years	rr_AverageAnnualReturnYear10	5.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2011
Invesco Select Risk Moderately Conservative Investor Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	10.52%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008
Invesco Select Risk Moderately Conservative Investor Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_ExpenseExampleNoRedemptionYear01	74
3 Years	rr_ExpenseExampleNoRedemptionYear03	230
5 Years	rr_ExpenseExampleNoRedemptionYear05	401
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 894
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Invesco Select Risk Moderately Conservative Investor Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_ExpenseExampleNoRedemptionYear01	74
3 Years	rr_ExpenseExampleNoRedemptionYear03	230
5 Years	rr_ExpenseExampleNoRedemptionYear05	401
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 894
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Years	rr_AverageAnnualReturnYear05	6.95%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017
Invesco Select Risk Moderately Conservative Investor Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Invesco Select Risk Moderately Conservative Investor Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.26%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Invesco Select Risk Moderately Conservative Investor Fund | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	12.26%
10 Years	rr_AverageAnnualReturnYear10	9.13%
Invesco Select Risk Moderately Conservative Investor Fund | Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Invesco Select Risk Moderately Conservative Investor Fund | Custom Invesco Select Risk: Moderately Conservative Index (40% MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 60% Bloomberg Barclays Global Aggregate Bond Index, Hedged) (reflects no deduction for fees, expenses or other taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	7.83%
10 Years	rr_AverageAnnualReturnYear10	6.39%

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.